Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts	$ 126	$ 131
Impairment of long-term investments	$ 800	0	$ 0
Fair value of a reporting unit less than carrying amount, including goodwill	50.00%
Goodwill impairment losses	$ 0
Sales rebates provided to the agencies and advertisers	1,179	5,005	7,207
Content sub-licensing revenue from discontinued operations	2,929	9,218	7,369
Revenue	129,996	135,812	122,031
Net gains from barter transactions	137	1,556	1,020
Net proceeds from barter transactions	409	4,428	2,059
Barter transaction cost	247	2,606	915
Business tax and surcharge on barter transactions	25	266	124
External advertising and market promotion expenses from continuing operations	$ 8,089	$ 5,978	$ 5,056
Capitalization of software development costs
Interest and penalties net of tax recognized	$ 0	$ 0	$ 0
Income tax examination higher limit	15.00%
Value added tax on revenues	17.00%
Value added tax on sub-licensing revenues	6.00%
Employee benefit costs	$ 5,481	$ 3,818	$ 3,243
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Minimum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	70.00%
Maximum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	90.00%
Content Copyrights [Member]
Accounting Policies and General Information [Line Items]
Impairment of intangible assets	$ 0	$ 0	$ 0
Online game licenses [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	3 years
Impairment of intangible assets	$ 770	$ 808	$ 808
Acquired computer software [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Internal use software development costs [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Domain name [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	30 years